SUPPLEMENT TO THE
FIDELITY MASSACHUSETTS MUNICIPAL FUNDS' MARCH 21, 1996
PROSPECTUS
The following information replaces similar information found in "Key Facts" on page 4.
       MA MUNICIPAL INCOME
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and Massachusetts personal income tax.
The following information replaces similar information found in "Investment Principles and Risks" on page 11.
MASSACHUSETTS MUNICIPAL INCOME seeks high current income that is free from federal income tax and Massachusetts personal income tax by investing in investment-grade municipal securities under normal conditions. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between 8 and 18 years. As of January 31, 1996, the fund's dollar weighted average maturity was approximately 15 years. FMR invests so that at least 80% of the fund's income distributions are free from federal and Massachusetts personal income taxes.
The following information replaces similar information found in "Securities and Investment Practices" on page 13.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Massachusetts Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "municipal junk bonds"). A security is considered to be investment-grade if it is rated investment grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality. The fund may not invest in securities judged by FMR to be of equivalent quality to those rated lower than B by Moody's or S&P.
   The following information supplements information in "Securities and Investment Practices" beginning on page 13.
    CASH MANAGEMENT.    A fund may invest in money market securities and in
a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION: The bond funds do not currently intend to invest in a money market fund.
The following information replaces similar information found in "How to Buy Shares" on page 20.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
MA Municipal Money Market $5,000
TO ADD TO AN ACCOUNT  $250
Through regular investment plans* $100
MINIMUM BALANCE  $2,000
*FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 25.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.
The following information replaces the wire instructions for the money market fund found in "How to Buy Shares" beginning on page 20.
(medium solid bullet) For the money market fund:
 Chase Manhattan Bank
 Bank Routing #021000021
 FFC Fidelity/SAS INST DEP
 Account # 323039502
 Specify the complete name of the fund and
 include your account number and your name.
   The following information replaces similar information found in "How to Sell Shares" on page 22.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open.
The following information replaces similar information found in "Transaction Details" beginning on page 27.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
FIDELITY MASSACHUSETTS MUNICIPAL INCOME FUND
FUNDS OF FIDELITY MASSACHUSETTS MUNICIPAL TRUST
MARCH 21, 1996 STATEMENT OF ADDITIONAL INFORMATION
The following information replaces and supplements similar information found in "Investment Limitations of Fidelity Massachusetts Municipal Money Market Fund" beginning on page 2.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
The following information replaces and supplements similar information found in "Investment Limitations of Fidelity Massachusetts Municipal Income Fund" beginning on page 3.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

SUPPLEMENT TO THE SPARTAN(registered trademark) MASSACHUSETTS MUNICIPAL MONEY MARKET FUND'S
MARCH 21, 1996
PROSPECTUS
The following information supplements information in "Securities and Investment Practices" beginning on page 11.
CASH MANAGEMENT. A fund may invest in money market securities and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "Transaction Details" beginning on page 22.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

SUPPLEMENT TO THE SPARTAN(registered trademark) MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY MASSACHUSETTS MUNICIPAL TRUST
MARCH 21, 1996 STATEMENT OF ADDITIONAL INFORMATION

The following information replaces and supplements similar information found in "Investment Policies and Limitations" beginning on page 2.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.